Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of business acquisitions, by acquisition
	City Semi	TeraXion	OnDesign Israel
Purchase price – cash consideration	$138	$74,050	$6,107
Add: debt paid at closing	—	6,857	—
Less: cash acquired	—	(5,625)	(1,133)
Net cash paid	138	75,282	4,974

Total equity consideration	711	82,441	—

Purchase price – accrued cash consideration	—	—	7,500
Contingent consideration	1,180	—	4,000
Net consideration	$2,029	$157,723	$16,474

Fair value of net assets and liabilities assumed:
Current assets other than cash	—	7,627	119
Property and equipment	—	6,009	1,315
Intangible assets – Software license	139	—	—
Developed technology	369	43,594	5,077
In-progress research & development	—	10,304	1,562
Customer relationships	—	12,682	—
Backlog	—	2,378	—
Trade name	—	6,125	—
Other non-current assets	—	—	66
Current liabilities	(177)	(5,840)	(754)
Deferred revenue	(41)	(1,025)	—
Deferred tax liabilities, non-current	—	(20,272)	(1,578)
Other non-current liabilities	—	—	—
Long-term debt	—	(7,580)	—
Total fair value of net assets acquired	290	54,002	5,807

Goodwill	$1,739	$103,721	$10,667

Schedule of pro forma financial information
Year ended December 31, 2020
Combined revenue	$23,388
Combined net loss before income taxes	(96,121)
	Year ended
	December 31, 2021	December 31, 2020
Combined revenue	$66,788	$43,783
Combined net loss before income taxes	(126,350)	(104,768)